UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Investment Partners
Address:  8097 Roswell Road, Building A
          Atlanta, GA  30350

Form 13F File Number:  028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.       Atlanta, GA            October 24, 2006
  ---------------------------       -------------          ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           88

Form 13F Information Table Value Total:  $   306,036
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

FORM 13F INFORMATION TABLE (greater than or equal to $200,000 and/or 10,000 shares)

          Column1              Column2     Column3          Column4         Column5        Column6         Column7       Column8
          -------              -------     -------          -------         -------        -------         -------       -------

          ISSUER                CLASS       CUSIP            VALUE        SHRS/PUT/CALL   DISCRETION    OTHER MANAGER   AUTHORITY
          ------                -----       -----            -----        -------------   ----------    -------------   ---------
3M Company                       COM      88579Y101           297,680           4,000        Sole            None          None
AT&T Inc.                        COM      00206R102        10,197,629         313,195        Sole            None          None
Abbott Laboratories              COM      002824100           220,802           4,547        Sole            None          None
Abercrombie & Fitch              COM      002896207         7,938,437         114,255        Sole            None          None
Affiliated Computer S            COM      008190100         7,731,133         149,077        Sole            None          None
AllianceBerstein HLDG LP         COM      01881g106           366,475           5,312        Sole            None          None
Altria Group Inc                 COM      02209S103           658,256           8,599        Sole            None          None
American Express Comp            COM      025816109           771,661          13,760        Sole            None          None
Apache Corporation               COM      037411105           272,392           4,310        Sole            None          None
BB&T Corp                        COM      054937107           425,761           9,725        Sole            None          None
BE Aerospace Inc.                COM      073302101         1,269,618          60,200        Sole            None          None
Bank of America Corp.            COM      060505104        13,638,253         254,588        Sole            None          None
Baxter International             COM      071813109         7,200,137         158,384        Sole            None          None
Champion Enterprises             COM      158496109         3,060,150         443,500        Sole            None          None
ChevronTexaco Corp               COM      166764100         6,535,553         100,764        Sole            None          None
Cisco Systems Inc.               COM      17275R102           332,074          14,438        Sole            None          None
Citigroup Inc                    COM      172967101         3,233,499          65,100        Sole            None          None
Coca-Cola Company                COM      191216100         4,706,160         105,330        Sole            None          None
Computer Sciences Cor            COM      205363104           245,600           5,000        Sole            None          None
ConAgra Foods Inc                COM      205887102         1,693,495          69,179        Sole            None          None
ConocoPhillips                   COM      20825C104         9,179,526         154,200        Sole            None          None
DPL Inc.                         COM      233293109           478,899          17,659        Sole            None          None
Dow Chemical Company             COM      260543103         8,021,110         205,775        Sole            None          None
Duke Energy Corporation          COM      26441C105         1,399,498          46,341        Sole            None          None
El Paso Corp                     COM      28336L109           141,691          10,388        Sole            None          None
Eli Lilly & Co.                  COM      532457108           289,845           5,085        Sole            None          None
Exelon Corp                      COM      30161N101           626,286          10,345        Sole            None          None
Exxon Mobil                      COM      30231G102         1,942,411          28,948        Sole            None          None
Fifth Third Bancorp              COM      316773100           220,864           5,800        Sole            None          None
Fleetwood Enterprises            COM      339099103         1,244,377         184,900        Sole            None          None
General Electric Co              COM      369604103         3,126,168          88,560        Sole            None          None
Genesco Inc.                     COM      371532102           244,737           7,100        Sole            None          None
Halliburton Company              COM      406216101         1,497,386          52,632        Sole            None          None
Harley-Davidson Inc.             COM      412822108         8,310,861         132,444        Sole            None          None
Health Management Assoc          COM      421933102         7,064,723         338,025        Sole            None          None
Hewlett-Packard Co               COM      428236103           571,447          15,575        Sole            None          None
Home Depot Inc.                  COM      437076102         9,001,126         248,170        Sole            None          None
Honeywell International Inc      COM      438516106        12,975,418         317,247        Sole            None          None
Hugoton Royalty Trust            COM      444717102         1,305,143          49,531        Sole            None          None
IBM Corp                         COM      459200101         8,282,595         101,081        Sole            None          None
ITT Educational Servi            COM      45068B109           762,450          11,500        Sole            None          None
Illinois Tool Works              COM      452308109           721,723          16,074        Sole            None          None
Ingersoll-Rand Co                COM      G4776G101         8,675,392         228,420        Sole            None          None
Intel Corporation                COM      458140100         6,122,722         297,653        Sole            None          None
Interface Inc cl A               COM      458665106           417,484          32,413        Sole            None          None
J P Morgan Chase                 COM      46625H100        10,725,758         228,402        Sole            None          None
Johnson & Johnson                COM      478160104         9,460,394         145,679        Sole            None          None
Johnson Controls Inc             COM      478366107           430,440           6,000        Sole            None          None
LSI Logic Corporation            COM      502161102           246,600          30,000        Sole            None          None
Lowes Companies Inc.             COM      548661107           236,265           8,420        Sole            None          None
Morgan Stanley                   COM      617446448         8,776,614         120,376        Sole            None          None
Newell Rubbermaid In             COM      651229106         7,769,971         274,363        Sole            None          None
Nike Inc cl B                    COM      654106103         8,127,193          92,755        Sole            None          None
Oil Service Holders              COM      678002106           298,655           2,300        Sole            None          None
Old Republic Intl                COM      680223104           587,329          26,516        Sole            None          None
Oracle Corporation               COM      68389X105        10,427,395         587,790        Sole            None          None
PETsMART Inc.                    COM      716768106         8,529,674         307,265        Sole            None          None
PartnerRe Ltd.                   COM      G6852T105           337,850           5,000        Sole            None          None
PepsiCo Inc.                     COM      713448108         4,871,072          74,641        Sole            None          None
Pfizer Inc.                      COM      717081103        11,384,753         401,437        Sole            None          None
Polaris Industries In            COM      731068102           362,120           8,800        Sole            None          None
Procter & Gamble Co.             COM      742718109           969,987          15,650        Sole            None          None
Revlon Inc Class A               COM      761525500            56,500          50,000        Sole            None          None
Sara Lee Corp.                   COM      803111103         1,280,779          79,700        Sole            None          None
Selective Insurance G            COM      816300107           315,660           6,000        Sole            None          None
Solectron Co                     COM      834182107           110,840          34,000        Sole            None          None
Sun Microsystems Inc             COM      866810104            49,725          10,005        Sole            None          None
SunTrust Banks Inc.              COM      867914103           958,272          12,400        Sole            None          None
Tyco Intl Ltd                    COM      902124106         6,168,856         220,395        Sole            None          None
U.S. Bancorp                     COM      902973304           254,199           7,652        Sole            None          None
UNUM Provident Corp.             COM      91529Y106         5,531,172         285,259        Sole            None          None
United Parcel Srvc B             COM      911312106           485,595           6,750        Sole            None          None
United Technologies              COM      913017109           267,717           4,226        Sole            None          None
Vanguard Growth VIPERs           COM      922908736           220,800           4,027        Sole            None          None
Vanguard Value VIPERs            COM      922908744           328,628           5,159        Sole            None          None
Wachovia Bank                    COM      929903102           373,860           6,700        Sole            None          None
Wal-Mart Stores Inc.             COM      931142103         9,486,258         192,341        Sole            None          None
Watson Wyatt & Co                COM      942712100           204,600           5,000        Sole            None          None
Whiting Petroleum Corp           COM      966387102           272,680           6,800        Sole            None          None
Wild Oats Markets In             COM      96808B107           393,902          24,375        Sole            None          None
Wyeth                            COM      983024100           488,064           9,600        Sole            None          None
BP PLC ADS                       ADR      055622104           499,129           7,611        Sole            None          None
Canadian Sands Trust             ADR      13642L100         1,168,590          43,815        Sole            None          None
Enerplus Resource Fund           ADR      29274D604           238,878           4,750        Sole            None          None
Honda Motor Co. Ltd.             ADR      438128308         8,817,786         262,200        Sole            None          None
Nokia Corporation                ADR      654902204        10,723,213         544,602        Sole            None          None
Norsk Hydro ASA                  ADR      656531605           596,515          26,500        Sole            None          None
Petroleo Brasilero ADS           ADR      71654V408         9,783,380         116,705        Sole            None          None